Selected Account Information (Details) - Schedule of Accounts Payable and Accrued Expenses - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Trade accounts payable	$ 9,535,819	$ 7,155,339	$ 4,129,393
Credit cards payable	323,628	318,314
Accrued payroll liabilities	1,133,140	1,241,448
Accrued interest	2,584,603	1,712,991	1,179,875
Accrued dividends	12,724	32,997
Accrued taxes	225,699	371,524
Other accrued liabilities	1,607,761	1,362,063	114,116
Total accounts payable and accrued expenses	$ 15,423,374	$ 12,194,676	$ 6,741,769